Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Revenues	$ 17,096	$ 10,073	$ 3,569
Gross profit (loss)	1,564	1,941	776
Impairment loss of property, plant and equipment	(13,444)
Reversal of impairment loss of loan and interest receivables	453	(3,468)	49
Legal and professional expenses	(14,055)	(976)	(635)
Other operating expenses	(4,052)	(3,225)	(1,992)
Total operating expenses	(31,098)	(7,669)	(2,578)
Operating income (loss)	(29,534)	(5,728)	(1,802)
Other income (loss)	127	(7,658)	(57)
Income (Loss) before provision for income taxes	(29,407)	(13,386)	(1,859)
Income tax (expense) benefit	1,502	(27)	140
Net loss	(27,905)	(13,413)	(1,719)
Identifiable long-lived assets	30,652	46,280	46,802
Total assets	$ 69,066	79,185	70,345
Number Of Reportable Segments Not Disclosed	true
Corporate unallocated
Segment information
Gross profit (loss)	$ (141)	(82)
Legal and professional expenses	(13,963)	(490)	(472)
Other operating expenses	(830)	(748)	(382)
Total operating expenses	(14,793)	(1,238)	(854)
Operating income (loss)	(14,934)	(1,320)	(854)
Other income (loss)		(7,693)	(1)
Income (Loss) before provision for income taxes	(14,934)	(9,013)	(855)
Income tax (expense) benefit	23	14
Net loss	(14,911)	(8,999)	(855)
Identifiable long-lived assets	1,189	1,329	1
Total assets	23,945	13,530	652
Operating Segments | Money lending
Segment information
Revenues	2,167	3,308	2,313
Gross profit (loss)	1,875	2,652	1,865
Reversal of impairment loss of loan and interest receivables	453	(3,468)	49
Legal and professional expenses	(42)	(226)	(79)
Other operating expenses	(1,452)	(1,187)	(1,211)
Total operating expenses	(1,041)	(4,881)	(1,241)
Operating income (loss)	834	(2,229)	624
Other income (loss)	53	4	10
Income (Loss) before provision for income taxes	887	(2,225)	634
Income tax (expense) benefit	(40)	(236)	(84)
Net loss	847	(2,461)	550
Identifiable long-lived assets	541	556	562
Total assets	10,891	17,537	22,157
Operating Segments | Property lease and management
Segment information
Revenues	1,384	1,780	1,069
Gross profit (loss)	(1,130)	(1,185)	(1,084)
Impairment loss of property, plant and equipment	(13,444)
Legal and professional expenses	(20)	(256)	(81)
Other operating expenses	(275)	(470)	(371)
Total operating expenses	(13,739)	(726)	(452)
Operating income (loss)	(14,869)	(1,911)	(1,536)
Other income (loss)	43	5	(65)
Income (Loss) before provision for income taxes	(14,826)	(1,906)	(1,601)
Income tax (expense) benefit	1,531	249	231
Net loss	(13,295)	(1,657)	(1,370)
Identifiable long-lived assets	28,902	44,353	46,203
Total assets	32,428	45,993	46,953
Operating Segments | Applications, technology, and services
Segment information
Revenues	137	151
Gross profit (loss)	(7)	25
Other operating expenses	(90)	(35)
Total operating expenses	(90)	(35)
Operating income (loss)	(97)	(10)
Other income (loss)	2
Income (Loss) before provision for income taxes	(95)	(10)
Income tax (expense) benefit	1	1
Net loss	(94)	(9)
Identifiable long-lived assets	20	42
Total assets	480	586
Operating Segments | Consultancy services for insurance products
Segment information
Revenues	12,859	4,478
Gross profit (loss)	653	468
Legal and professional expenses	(8)
Other operating expenses	(588)	(459)
Total operating expenses	(596)	(459)
Operating income (loss)	57	9
Other income (loss)	(7)	(2)
Income (Loss) before provision for income taxes	50	7
Income tax (expense) benefit	(13)	(54)
Net loss	37	(47)
Total assets	997	1,178
Operating Segments | Advisory and referral services
Segment information
Revenues	549	356
Gross profit (loss)	314	63
Legal and professional expenses	(22)	(4)
Other operating expenses	(817)	(326)
Total operating expenses	(839)	(330)
Operating income (loss)	(525)	(267)
Other income (loss)	36	28
Income (Loss) before provision for income taxes	(489)	(239)
Income tax (expense) benefit		(1)
Net loss	(489)	(240)
Total assets	$ 325	$ 361
Operating Segments | Financial technology solutions and services
Segment information
Revenues			187
Gross profit (loss)			(5)
Legal and professional expenses			(3)
Other operating expenses			(28)
Total operating expenses			(31)
Operating income (loss)			(36)
Other income (loss)			(1)
Income (Loss) before provision for income taxes			(37)
Income tax (expense) benefit			(7)
Net loss			(44)
Identifiable long-lived assets			36
Total assets			$ 583